Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Disclosure Of Detailed Information About Inventories Explanatory

As at December 31,	2022	2021
Product
Crude Oil	2,424	2,060
Diluent	366	515
Natural Gas and NGLs	50	33
Refined Products	1,169	1,043
Total Product	4,009	3,651
Parts and Supplies	303	268
	4,312	3,919